November 4, 2002


VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

     Re:   Golden Gate Fund, Inc.
           File Nos. 333-36028 and 811-9925
           Rule 497(j) Certification

Ladies & Gentlemen:

     The undersigned officer of Golden Gate Fund, Inc. (the "Fund") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

     1. that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 2 to the Form N-1A Registration Statement filed by the Fund on October 31, 2002, which is the most recent amendment to such Registration Statement; and

     that the text of Post-Effective Amendment No. 2 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on October 31, 2002.

                                          Very truly yours

                                          GOLDEN GATE FUND, INC.



                                          By:  /s/ Camille F. Wildes
                                             -----------------------------------
                                               Camille F. Wildes
                                               Vice President/Compliance Officer